Document and Entity Information	Nov. 12, 2024
Cover [Abstract]
Entity Central Index Key	0001567925
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2024
Entity Registrant Name	SILA REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-42129
Entity Tax Identification Number	46-1854011
Entity Address, Address Line One	1001 Water St.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	813
Local Phone Number	287-0101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	SILA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false